Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income tax expense

	As of December 31,
	2025	2024
Current:
Federal	$—	$—
State	825	800
Foreign	—	—
Total	825	800

Schedule of federal statutory income tax rate

	2025	2024
Federal taxes at statutory rate	21.00%	21.00%
State and local taxes, net of federal benefit	0.00%	4.98%
Change in Fair Value of SAFE Notes and other nondeductible/nontaxable items	(13.76)%	(6.00)%
Changes in valuation allowance	(7.36)%	(22.26)%
Tax credits	0.12%	0.00%
Deferred true-up	0.00%	2.28%
Effective income tax rate	0.00%	0.00%

Schedule of deferred tax assets and liabilities

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating losses	$3,005,295	$617,819
Stock-based compensation	2,786,419	458,061
Capitalized R&D expenses	1,378,270	208,112
Start-up costs	10,435	11,208
Property and equipment	—	38
Credits	71,006	—
Total deferred tax assets	7,251,425	1,295,238
Valuation allowance	(7,251,124)	(1,295,238)
Deferred income tax assets, net	$301	$—

Deferred tax liabilities:
Property and equipment	(301)	—
Net deferred tax asset/(liability)	$—	$—